Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
CURRENT ASSETS
Cash	$ 93,936,779		$ 51,250,505		$ 46,163,704
Accounts receivable, net	13,931,782		9,057,741		7,991,037
Inventories	203,922		423,276		244,381
Prepaid expenses and other current assets	1,043,270		1,450,620		2,445,894
TOTAL CURRENT ASSETS	109,115,753		62,182,142		56,845,016
Property, plant and equipment, net	10,319,680		10,923,610		11,833,302
TOTAL ASSETS	119,435,433		73,105,752		68,678,318
CURRENT LIABILITIES
Accounts payable	1,502,743		1,383,094		800,586
Loan from a third party	385,791		385,791
Income tax payable	1,150,001		22,152		65,463
Accrued expenses and other current liabilities	3,062,051		944,624		310,407
Convertible promissory notes payable	1,234,355		1,277,282		2,030,550
TOTAL CURRENT LIABILITIES	7,334,941		4,014,608		3,241,675
Common stock purchase warrants liability	381,241		256,957		1,128,635
TOTAL LIABILITIES	7,716,182		4,271,565		4,370,310
COMMITMENTS AND CONTINGENCIES (Note 13)
STOCKHOLDERS’ EQUITY
Common stock, $0.001 par value, 15,000,000 shares authorized, 1,680,248 and 1,590,576 issued and outstanding as of December 31, 2022 and 2021, respectively*	9,733	[1]	1,680	[1]	1,591
Additional paid in capital	43,514,125	[1]	3,402,178	[1]	2,363,842
Statutory reserve	6,040,961		6,040,961		5,067,243
Retained earnings	72,692,092		62,366,892		54,610,164
Accumulated other comprehensive income	(10,537,660)		(2,977,524)		2,265,168
TOTAL STOCKHOLDERS’ EQUITY	111,719,251		68,834,187		64,308,008
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	119,435,433		73,105,752		68,678,318
Related Party [Member]
CURRENT LIABILITIES
Due to related parties			$ 1,665		$ 34,669

[1]	Retrospectively restated for effect of reverse stock split (1-for-20), see Note 10 (2)